Condensed financial information of Plastec Technologies, Ltd. (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 HKD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)
Cash flows from operating activities
Net income			$ 177,974	$ 139,895	$ 692,042
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			(171,809)	(141,341)	(540,921)
Change in operating assets and liabilities
Net cash provided by/(used in) operating activities			22,179	8,220	(3,129)
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	$ 131,686	¥ 113,250	350,655	131,686	703,363
Net cash provided by investing activities			350,655	131,686	703,908
Cash flows from financing activities
Dividend paid			(403,669)	(151,376)	(837,614)
Net cash used in financing activities			(403,669)	(151,376)	(837,614)
Net increase/(decrease) in cash and cash equivalents			(128,941)	(90,322)	24,351
Cash and cash equivalents, beginning of year			300,588	486,222	475,361
Cash and cash equivalents, end of year			272,820	300,588	486,222
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			3,082	2,213	1,236
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			165,506	141,341	131,686
Parent [Member]
Cash flows from operating activities
Net income			174,360	141,093	1,156,421
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			(165,506)	(141,341)	(1,149,128)
Change in operating assets and liabilities
Prepaid expenses			312	(882)	999
Accounts payable and accrued liabilities			(237)	(534)	(4,516)
Income tax payable			4,155
Net cash provided by/(used in) operating activities			13,084	(1,664)	3,776
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net			141,341	131,686	1,017,442
Net cash provided by investing activities			141,341	131,686	1,017,442
Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries			223,200	(99,060)	22,300
Dividend paid			(403,669)	(151,376)	(837,614)
Net cash used in financing activities			(180,469)	(250,436)	(815,314)
Net increase/(decrease) in cash and cash equivalents			(26,044)	(120,414)	205,904
Cash and cash equivalents, beginning of year			274,094	394,508	188,604
Cash and cash equivalents, end of year			248,050	274,094	394,508
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			3,019	2,089	857
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			$ 165,506	$ 141,341	$ 131,686